Tax on Income (Tables)	12 Months Ended
Dec. 31, 2022
Tax on Income [Abstract]
Schedule of theoretical tax on the pre-tax income and the tax expense
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Loss before income tax	25,050	14,891	12,706
Statutory tax rate	0%	0%	0%
Income tax at the statutory tax rate	16	-	-
Expenses not recognized for tax purposes	-	-	-
Recondition of deferred tax asset with were not recognized on prior periods	-	(3)	(18)
Income tax benefit	16	(3)	(18)

Schedule of income tax expense (benefit)
	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Current	16	2	-
Deferred taxes, net	-	(5)	(18)
	16	(3)	(18)